Recent accounting pronouncements	12 Months Ended
Dec. 31, 2016
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
Recent Accounting Pronouncements

2 – Recent accounting pronouncements

The following recent Accounting Standards Updates (ASUs) issued by FASB were adopted by the Company during the current period:

Standard

Description

Impact

ASU 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting

Simplifies several aspects of the accounting for share-based payments, including the income tax consequences, classification of awards as either equity or liabilities, and classification in the Statement of Cash Flows. The new guidance includes multiple amendments with differing application methods.

The Company elected to adopt this standard in 2016 on a prospective basis with an effective date of January 1, 2016. The adoption of this standard did not have a significant impact on the Company’s Consolidated Financial Statements.

ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent)

Removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured using the net asset value practical expedient.

The Company adopted this standard in 2016 on a retrospective basis. Investments measured at net asset value of $3,305 million and $3,511 million as at December 31, 2016 and 2015, respectively, held by the Company’s defined benefit pension plans, are no longer included in the fair value hierarchy.

The following recent ASUs issued by FASB have an effective date after December 31, 2016 and have not been adopted by the Company:

Standard (1)

Description

Impact

Effective date (2)

ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash

Requires that a Statement of Cash Flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The amendments should be applied using a retrospective transition method to each period presented.

The amendments will affect the classification and presentation of restricted cash in the Company’s Statement of Cash Flows.

December 15, 2017. Early adoption is permitted.

ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

Requires financial assets measured at amortized cost to be presented at the net amount expected to be collected. The amendments replace the current incurred loss impairment methodology with one that reflects expected credit losses and considers a broader range of reasonable and supportable information to determine the expected credit loss estimates.

The Company is evaluating the effects that the adoption of the ASU will have on its Consolidated Financial Statements; no significant impact is expected.

December 15, 2019. Early adoption is permitted.

ASU 2016-02, Leases (Topic 842)

Requires the recognition of lease assets and lease liabilities on the Balance Sheet by lessees for most leases. Lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach.

The Company is evaluating the effects that the adoption of the ASU will have on its Consolidated Financial Statements. The Company is reviewing all lease contracts and expects that the majority of operating leases will be recognized on the Consolidated Balance Sheet. CN expects to adopt the requirements of the ASU effective January 1, 2019.

December 15, 2018. Early adoption is permitted.

ASU 2014-09, Revenue from Contracts with Customers (Topic 606)

Establishes principles for reporting the nature, amount, timing and uncertainty of revenues and cash flows arising from an entity’s contracts with customers. The basis of the new standard is that an entity recognizes revenue to represent the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance can be applied using a retrospective or the cumulative effect transition method.

The Company is evaluating the effects that the adoption of the ASU will have on its Consolidated Financial Statements and related disclosures, through the review of customer contracts, in relation to the new standard. In addition, the Company is evaluating the transition method to apply. CN will adopt the requirements of the ASU effective January 1, 2018.

December 15, 2017. Early adoption is permitted.

(1)

Other recently issued ASUs required to be applied for periods beginning on or after January 1, 2017 have been evaluated by the Company and will not have a significant impact on the Company’s financial statements.

(2)

Effective for annual and interim reporting periods beginning after the stated date.